Loans	12 Months Ended
Dec. 31, 2018
Trade And Other Receivables Abstract [Abstract]
Disclosure Of Trade And Other Receivables Explanatory

10. Loans at Amortized Cost

Details of loans as of December 31, 2017 and 2018, are as follows:

	2017		2018
	(In millions of Korean won)
Loans at amortized cost	￦	291,513,253	￦	321,058,158
Deferred loan origination fees and costs		719,816		753,126
Less: Allowances for loan losses		(2,110,231)		(2,609,681)

Carrying amount	￦	290,122,838	￦	319,201,603

Details of loans for other banks as of December 31, 2017 and 2018, are as follows:

	2017		2018
	(In millions of Korean won)
Loans at amortized cost	￦	5,314,577	￦	3,484,210
Less: Allowances for loan losses		(77)		(620)

Carrying amount	￦	5,314,500	￦	3,483,590

Details of loan types and customer types of loans to customers, other than banks, as of December 31, 2017 and 2018, are as follows:

	2017
	Retail		Corporate		Credit card		Total
	(In millions of Korean won)
Loans in Korean won	￦	140,630,735	￦	112,014,669	￦	—	￦	252,645,404
Loans in foreign currencies		121,166		3,078,907		—		3,200,073
Domestic import usance bills		—		2,128,868		—		2,128,868
Off-shore funding loans		—		730,817		—		730,817
Call loans		—		335,200		—		335,200
Bills bought in Korean won		—		4,168		—		4,168
Bills bought in foreign currencies		—		3,875,550		—		3,875,550
Guarantee payments under payment guarantee		105		6,373		—		6,478
Credit card receivables in Korean won		—		—		15,200,843		15,200,843
Credit card receivables in foreign currencies		—		—		4,004		4,004
Reverse repurchase agreements		—		1,197,700		—		1,197,700
Privately placed bonds		—		1,994,932		—		1,994,932
Factored receivables		51,401		1,419		—		52,820
Lease receivables		1,773,901		60,527		—		1,834,428
Loans for installment credit		3,693,672		13,535		—		3,707,207

Sub-total		146,270,980		125,442,665		15,204,847		286,918,492

Proportion (%)		50.98		43.72		5.30		100.00
Less: Allowances		(429,299)		(1,231,589)		(449,266)		(2,110,154)

Total	￦	145,841,681	￦	124,211,076	￦	14,755,581	￦	284,808,338

	2018
	Retail		Corporate		Credit card		Total
	(In millions of Korean won)
Loans in Korean won	￦	152,523,852	￦	124,334,950	￦	—	￦	276,858,802
Loans in foreign currencies		259,015		4,711,234		—		4,970,249
Domestic import usance bills		—		2,817,174		—		2,817,174
Off-shore funding loans		—		844,954		—		844,954
Call loans		—		1,473,397		—		1,473,397
Bills bought in Korean won		—		3,057		—		3,057
Bills bought in foreign currencies		—		3,427,368		—		3,427,368
Guarantee payments under payment guarantee		46		4,104		—		4,150
Credit card receivables in Korean won		—		—		17,346,224		17,346,224
Credit card receivables in foreign currencies		—		—		7,834		7,834
Reverse repurchase agreements		—		3,341,700		—		3,341,700
Privately placed bonds		—		823,178		—		823,178
Factored receivables		446		5,939		—		6,385
Lease receivables		1,712,597		81,985		—		1,794,582
Loans for installment credit		4,582,913		25,107		—		4,608,020

Sub-total		159,078,869		141,894,147		17,354,058		318,327,074

Proportion (%)		49.97		44.57		5.46		100.00
Less: Allowances		(642,897)		(1,255,223)		(710,941)		(2,609,061)

Total	￦	158,435,972	￦	140,638,924	￦	16,643,117	￦	315,718,013

The changes in deferred loan origination fees and costs for the years ended December 31, 2017 and 2018, are as follows:

	2017
	Beginning		Increase		Decrease		Business combination		Others		Ending
	(In millions of Korean won)
Deferred loan origination costs
Loans in Korean won	￦	663,041	￦	334,438	￦	(358,721)	￦	12,532	￦	(18,610)	￦	632,680
Other origination costs		99,878		101,656		(75,267)		—		(2)		126,265

Sub-total		762,919		436,094		(433,988)		12,532		(18,612)		758,945

Deferred loan origination fees
Loans in Korean won		19,845		7,904		(16,188)		—		—		11,561
Other origination fees		24,449		19,356		(16,228)		—		(9)		27,568

Sub-total		44,294		27,260		(32,416)		—		(9)		39,129

Total	￦	718,625	￦	408,834	￦	(401,572)	￦	12,532	￦	(18,603)	￦	719,816

	2018
	Beginning		Increase		Decrease		Business combination		Others		Ending
	(In millions of Korean won)
Deferred loan origination costs
Loans in Korean won	￦	632,680	￦	417,719	￦	(386,162)	￦	—	￦	—	￦	664,237
Other origination costs		126,265		77,464		(83,950)		—		1		119,780

Sub-total		758,945		495,183		(470,112)		—		1		784,017

Deferred loan origination fees
Loans in Korean won		11,561		6,832		(9,338)		—		—		9,055
Other origination fees		27,568		9,927		(15,660)		—		1		21,836

Sub-total		39,129		16,759		(24,998)		—		1		30,891

Total	￦	719,816	￦	478,424	￦	(445,114)	￦	—	￦	—	￦	753,126